REIMBURSEMENT OF TARIFF SUBSIDIES (Details Narrative) - BRL (R$) R$ in Millions	Mar. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Subsidies revenue recognized		R$ 936	R$ 986
Current subsidy receivable	R$ 98	97	86
Cemig D [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable		91	82
Ceming G T [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable		6	R$ 4
Banco A B C [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable		100
Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable		25
C D E [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable		R$ 75